Accrued liabilities and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Schedule of accrued liabilities and other current liabilities

	As of December 31,
	2024	2025
	(in thousands)
Consideration payable for asset acquisition (Note a)	—	8,153
Salary and welfare payable	12,798	7,861
Other tax payables	1,952	3,282
VAT received from customers related to contract liabilities	2,690	178
Provision for reserve for inventory purchase commitments	401	—
Others	3,851	2,866
Total	21,692	22,340